SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 36,427	$ 23,376
Restricted cash	35,945	24,089
Total cash, cash equivalents, and restricted cash, ending balance	$ 72,372	$ 47,465